Harbor Structured Premium Income ETF Investment Objectives and Goals - Harbor Structured Premium Income ETF	Oct. 05, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Harbor Structured Premium Income ETFFund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide current income through exposure to the NYSE Structured Autocallable Premium Income Index, an index designed to replicate the performance of a diversified portfolio of synthetic autocallable notes.